Note 2 - Securities (Details) - Securities by Contractual Maturity - USD ($) $ in Thousands	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
Securities by Contractual Maturity [Abstract]
Due in one year or less	$ 1,001
Due in one year or less	1,001
Due in one year or less	377
Due in one year or less	386
Due in one to five years	6,909
Due in one to five years	7,242
Due in one to five years	8,010
Due in one to five years	7,964
Due in five to ten years	10,529
Due in five to ten years	11,057
Due after ten years	2,083
Due after ten years	2,100
Agency mortgage-backed securities, residential	82,178
Agency mortgage-backed securities, residential	82,686
Agency mortgage-backed securities, residential	5
Agency mortgage-backed securities, residential	5
Total debt securities	91,189
Total debt securities	91,651
Total debt securities	19,903	$ 19,903	$ 22,820
Total debt securities	$ 20,790		$ 23,570